Fair Value Measurements (Details) - Schedule of monte carlo simulation model for the private placement warrants and public warrants - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of monte carlo simulation model for the private placement warrants and public warrants [Abstract]
Risk-free interest rate	0.94%	0.41%
Trading days per year	250 years	250 years
Expected volatility	11.00%	11.00%
Exercise price	$ 11.50	$ 11.50
Stock Price	$ 10.08	$ 11.00